Property and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2019	March 31, 2019
	(Unaudited)

Zest Labs freshness hardware	$2,493	$2,493
Computers and software costs	222	222
Machinery and equipment	200	200
Total property and equipment	2,915	2,915
Accumulated depreciation and impairment	(2,239)	(2,091)
Property and equipment, net	$676	$824

Depreciation expense for the six months ended September 30, 2019 and 2018 was $148 and $340, respectively. Depreciation expense for the three months ended September 30, 2019 and 2018 was $71 and $169, respectively.

Property and equipment for Sable was reclassified as assets held for sale as more fully described in Note 2 and accordingly depreciation expense for Sable through May 2018 was included in the loss from discontinued operations.

NOTE 6: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31:

	2019	2018
Zest Labs freshness hardware	$2,493	$2,477
Computers and software costs	222	400
Machinery and equipment	200	211
Furniture and fixtures	-	89
Leasehold improvements	-	4
Total property and equipment	2,915	3,181
Accumulated depreciation and impairment	(2,091)	(562)
Property and equipment, net	$824	$2,619

As previously described, during the year ended March 31, 2018 Zest Labs entered into SaaS contracts with customers and $2,477 of assets previously classified as inventory have been reclassified to property and equipment. These assets will be used in the satisfaction of performance obligations to customers and depreciated over estimated useful lives of three to seven years. As of March 31, 2019, the Company performed an evaluation of the recoverability of these long-lived assets. The analysis was performed based on assumptions for both held for use and held for sale, and as a result an impairment of $1,139 was recorded as of March 31, 2019 related to these assets.

Depreciation expense for the years ended March 31, 2019 and 2018 was $672 and $119, respectively.